Provisions and Accrued Expenses - Summary of Provisions and Accrued Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Current provisions and accrued expenses [abstract]
Accrued expenses	$ 28,983	$ 27,619
Total	$ 28,983	$ 27,619